Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating costs and expenses
General and administrative	$ 1,615,569	$ 237,544	$ 2,092,304	$ 1,097,161
Research and development	455,092	88,237	1,325,030	524,908
Total operating expenses	2,070,661	325,781	3,417,334	1,622,069
Loss from operations	(2,070,661)	(325,781)	(3,417,334)	(1,622,069)
Other income
Interest income				22,603
Total other income				22,603
Net loss	(2,070,661)	(325,781)	(3,417,334)	(1,599,466)
Cumulative preferred stock dividends	96,359	137,687	627,391	559,928
Net loss applicable to common stockholder	$ (2,167,020)	$ (463,468)	$ (4,044,725)	$ (2,159,394)
Net loss per share attributable to common stockholder, basic and diluted (in Dollars per share)	$ (0.34)	$ (0.14)	$ (1.26)	$ (0.67)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	6,339,435	3,200,000	3,200,000	3,200,000